Cost of sales - Schedule of cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Salaries and wages	R (30,964)	R (31,380)	R (30,591)
Consumable stores	(20,772)	(24,685)	(25,778)
Utilities	(12,404)	(11,556)	(11,029)
Mine contracts	(8,694)	(7,109)	(8,005)
Section 45X tax credits	4,403	0	0
Other	(9,621)	(15,617)	(10,779)
Ore reserve development costs capitalised	6,488	7,229	9,137
Cost of sales, before amortisation and depreciation	(88,439)	(96,398)	(89,756)
Amortisation and depreciation	(9,367)	(8,810)	(10,012)
Total cost of sales	(97,806)	(105,208)	(99,768)
Inventory write-down	1,477	4,784	1,694
Section 45X credit (relating to 2023 and 2024)
Disclosure of performance obligations [line items]
Section 45X tax credits	4,403	0	0
Section 45X credit (relating to 2025 primary mining)
Disclosure of performance obligations [line items]
Section 45X tax credits	801	0	0
Section 45X credit (relating to 2025 recycling)
Disclosure of performance obligations [line items]
Section 45X tax credits	681	0	0
Work in progress
Disclosure of performance obligations [line items]
Inventory write-down	1,171	3,843	1,179
Finished goods
Disclosure of performance obligations [line items]
Inventory write-down	306	844	423
Recycling
Disclosure of performance obligations [line items]
Recycling	R 18,357	13,280	12,711
Cost of sales, before amortisation and depreciation		R (16,664)	R (17,040)